Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net periodic benefit cost:
Non-operational pension cost (credit)	$ (166)	$ 401	$ (72)
Discontinued Operations
Net periodic benefit cost:
Net periodic benefit cost		121	47
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	61	74	76
Operational pension cost	61	74	76
Interest cost	(5)
Interest cost		6	15
Expected return on plan assets	(116)	(123)	(112)
Amortization of prior service cost (credit)	(9)	(11)	(14)
Amortization of net actuarial loss	0	7	0
Curtailments, settlements and special termination benefits	1	6	11
Non-operational pension cost (credit)	(129)	(115)	(100)
Net periodic benefit cost	$ (68)	$ (41)	$ (24)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	0.20%	0.00%
Cash balance interest credit rate (as a percent)	1.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	0.00%	0.30%	0.80%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.00%	3.00%
Cash balance interest credit rate (as a percent)	1.00%	1.00%	1.00%
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 47	$ 92	$ 113
Operational pension cost	47	92	113
Interest cost	72	111	174
Expected return on plan assets	(178)	(253)	(276)
Amortization of prior service cost (credit)	(2)	2	2
Amortization of net actuarial loss	67	109	108
Curtailments, settlements and special termination benefits	7	644	27
Non-operational pension cost (credit)	(34)	613	35
Net periodic benefit cost	$ 13	$ 705	$ 148
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.10%	1.60%
Rate of compensation increase (as a percent)	1.50%	1.00%
Rate of pension increase (as a percent)	1.70%	1.40%
Cash balance interest credit rate (as a percent)	2.10%	2.10%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	1.60%	1.90%	2.80%
Expected long-term rate of return on plan assets (as a percent)	4.00%	4.30%	4.90%
Rate of compensation increase (as a percent)	1.00%	2.20%	2.40%
Cash balance interest credit rate (as a percent)	2.10%	1.60%	1.60%
Other postretirement benefits
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	5.10%	5.90%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	4.50%	4.90%
Year that the rate reaches the ultimate trend rate	2026	2028
Other postretirement benefits | International
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Operational pension cost	1	1	1
Interest cost	2	3	4
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(3)	(2)	(5)
Amortization of net actuarial loss	(2)	(3)	(3)
Curtailments, settlements and special termination benefits	0	0	(10)
Non-operational pension cost (credit)	(3)	(2)	(14)
Net periodic benefit cost	$ (2)	$ (1)	$ (13)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.60%	2.10%
Rate of compensation increase (as a percent)	0.30%	0.20%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.10%	2.80%	3.90%
Rate of compensation increase (as a percent)	0.20%	0.20%	0.20%